Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment
Property, plant and equipment

16	Property, plant and equipment

(a)       Statement of financial position details

	December 31, 2023				December 31, 2022
	Cost	Accumulated depreciation	Net	Annual Depreciation average rate	Cost	Accumulated depreciation	Net	Annual Depreciation average rate
Land	94,228	-	94,228	-	94,228	-	94,228	-
Buildings	125,672	(44,726)	80,946	2.2%	90,311	(42,343)	47,968	2.1%
Equipment	443,380	(313,193)	130,187	14.2%	412,828	(291,963)	120,865	15.3%
Transportation equipment	14,625	(10,384)	4,241	9.9%	12,578	(10,083)	2,495	9.9%
Furniture and fixtures	41,049	(15,876)	25,173	6.8%	38,528	(15,032)	23,496	6.7%
Other	140,548	(764)	139,784	6.5%	50,189	(302)	49,887	5.0%
Total	859,502	(384,943)	474,559	9.7%	698,662	(359,723)	338,939	11.2%

(b)       Changes

	December 31, 2022	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2023
Land	94,228	-	-	-	-	94,228
Buildings	47,968	5,832	28,459	(14)	(1,299)	80,946
Equipment	120,865	55,449	(18,121)	(641)	(27,365)	130,187
Transportation equipment	2,495	-	2,432	-	(686)	4,241
Furniture and fixtures	23,496	6,522	(3,060)	(72)	(1,713)	25,173
Other	49,887	79,446	10,826	-	(375)	139,784
Total	338,939	147,249	20,536	(727)	(31,438)	474,559

	December 31, 2021	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2022
Land	94,213	-	15	-	-	94,228
Buildings	45,498	4,657	(976)	(45)	(1,166)	47,968
Equipment	115,154	27,849	1,988	(781)	(23,345)	120,865
Transportation equipment	2,472	175	658	(3)	(807)	2,495
Furniture and fixtures	22,079	2,646	394	(149)	(1,474)	23,496
Other	11,741	38,341	(30)	(78)	(87)	49,887
Total	291,157	73,668	2,049	(1,056)	(26,879)	338,939

	December 31, 2020	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2021
Land	94,213	-	-	-	-	94,213
Buildings	45,347	3,181	(1,965)	(5)	(1,060)	45,498
Equipment	101,016	38,807	(3,398)	(365)	(20,906)	115,154
Transportation equipment	2,969	97	69	-	(663)	2,472
Furniture and fixtures	17,419	4,477	1,647	(206)	(1,258)	22,079
Other	7,287	3,719	865	-	(130)	11,741
Total	268,251	50,281	(2,782)	(576)	(24,017)	291,157